Summary of significant accounting policies (Details Narrative)				1 Months Ended	6 Months Ended
	Apr. 30, 2024 shares	Dec. 15, 2021 shares	May 20, 2021 shares	Jun. 30, 2023 shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 EUR (€) shares	Mar. 31, 2024 shares	Jul. 31, 2023 shares	Jan. 01, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Property, Plant and Equipment [Line Items]
Net loss | €					€ 4,038,506	€ 4,886,230	€ 6,759,225
Comprehensive loss | €					4,118,875		6,759,225
Common Stock, Shares Authorized						59,700,000			59,700,000
Common Stock, Shares, Outstanding						18,216,958			18,289,866				18,216,858	18,216,858
Common Stock, Capital Shares Reserved for Future Issuance						1,800,000			1,800,000
Number of options shares outstanding						586,923			439,140			540,523	540,523
Net exchange gain | €					153,791		(152,041)
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €					4,000,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period				10 years
Number of shares available for issuance						1,234,772			1,389,846			1,281,162
Annual lease payment | €					13,967
Annual lease payment | €					€ 1,164
Lease, description					lease payment will remain fixed for the four (4) years
Operating lease discount rate									6.25%
Operating lease liability | €					€ 49,320
Net present value of right of use asset and liability | €									€ 21,004
Lease liability current | €									13,023
Long-term liability | €									€ 7,981
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters		3,120,114
ATM Offering Costs [Member]
Property, Plant and Equipment [Line Items]
Number of stock issued, value | €					200,000		€ 300,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €					€ 5,000,000.0
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Underwriters ordinary shares, warrants					23,502		23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Number of options shares outstanding				318,459			318,459		280,033
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	147,783
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of options shares outstanding				23,502			23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters					23,502
Exercisable percentage of warrant									125.00%
Exercise price | $ / shares								$ 14.375
American Depository Shares [Member]
Property, Plant and Equipment [Line Items]
Shares, Issued										72,908	100
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss | €
Number of shares outstanding				18,216,858		18,216,958	18,216,858		18,289,866				18,216,858
Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-based payment award, options, number of shares, period increase			2,700,000
Number of shares available for issuance			2,700,000
Number of shares outstanding									27,000,000
Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Number of shares available for issuance			1,828,986
Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Number of options shares outstanding									18,289,866
Number of shares authorized									1,828,986
Number of shares outstanding, percentage					10.00%